(Loss) Earnings per share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
(Loss) Earnings per share
(14)	Loss per share

Basic net income (loss) per share is computed by dividing the net income (loss) available to the Company by the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) available to the Company by the weighted average number of ordinary shares outstanding and potentially dilutive securities outstanding during the period. Potentially dilutive securities include stock options, calculated using the treasury stock method.

For each of the three months ended March 31, 2022 and 2021, the Company had less than 1 million of share equivalents primarily associated with the Company’s stock options that were excluded from the calculation of diluted earnings per share as their inclusion would have been antidilutive, as the Company had incurred a loss during the periods.

(21)	(Loss) Earnings per share

The following table reconciles the numerators and denominators used in the computation of basic and diluted (loss) earnings per share from continuing operations:

	Year ended December 31,
(in $ millions, except share and per share data)	2021	2020	2019
Numerator – Basic and diluted (loss) earnings per share:
Net (loss) income / Net (loss) income from continuing operations	$(475)	$(619)	$138
Net loss (income) attributable to non-controlling interests in subsidiaries	2	1	(4)
Preferred shares dividend	(10)	—	—
Net (loss) income / Net (loss) income from continuing operations attributable to the shareholders of the Company’s ordinary shares	$(483)	$(618)	$134
Denominator – Basic (loss) earnings per share:
Weighted average ordinary shares outstanding	37,406,171	36,000,000	36,000,000
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Basic	$(12.91)	$(17.18)	$3.72
Denominator – Diluted (loss) earnings per share:
Number of ordinary shares used for basic (loss) earnings per share from continuing operations	37,406,171	36,000,000	36,000,000
Weighted average effect of dilutive securities Stock options	—	—	1,102,120
Weighted average ordinary shares outstanding	37,406,171	36,000,000	37,102,120
(Loss) earnings per share from continuing operations attributable to the shareholders of the Company’s ordinary shares – Diluted	$(12.91)	$(17.18)	$3.61

Basic (loss) earnings per share is based on the weighted average number of ordinary shares outstanding during each period. Diluted (loss) earnings per share is based on the weighted average number of ordinary shares outstanding and the effect of all dilutive share equivalents during each period.

For the year ended December 31, 2021, the Company has less than 1 million of weighted average share equivalents primarily associated with the Company’s stock options that were excluded from the calculation of diluted earnings per share as their inclusion would have been antidilutive, as the Company had incurred loss during the year.